Earnings per share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Profit	$ 16,586	$ 16,966
Basic, number of shares (in shares)	18,666	19,693
Effect of dilutive potential ordinary shares (in shares)	120	136
Diluted, number of shares (in shares)	18,786	19,829
Basic, amount per share (in dollars per share)	$ 0.89	$ 0.86
Diluted, amount per share (in dollars per share)	$ 0.88	$ 0.86